Other payables and accrued expenses (Tables)	6 Months Ended	11 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2025
USD

Accrued expenses	3,500
Other payables	15,003

18,503

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Other payable	8,533	4,303
Accrued expense	500	2,000

	9,033	6,303